SHAREHOLDERS' EQUITY (Schedule of stock option exercise prices) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Options Outstanding
Quantity of Options	2,529,088
Weighted Average Remaining Contractual Life (yrs)	2 years 7 months 2 days
Weighted Average Exercise Price	4.89
Options Exercisable
Quantity of Options	1,367,191
Weighted Average Exercise Price	5.21
$1.34 to $2.00 [Member]
Exercise Price
Exercise Price, Low	1.34
Exercise Price, High	2.00
Options Outstanding
Quantity of Options	326,192
Weighted Average Remaining Contractual Life (yrs)	10 months 13 days
Weighted Average Exercise Price	1.35
Options Exercisable
Quantity of Options	326,042
Weighted Average Exercise Price	1.35
$2.01 to $3.00 [Member]
Exercise Price
Exercise Price, Low	2.01
Exercise Price, High	3.00
Options Outstanding
Quantity of Options	686,693
Weighted Average Remaining Contractual Life (yrs)	4 years 4 months 21 days
Weighted Average Exercise Price	2.80
Options Exercisable
Quantity of Options	5,893
Weighted Average Exercise Price	2.62
$3.01 to $4.00 [Member]
Exercise Price
Exercise Price, Low	3.01
Exercise Price, High	4.00
Options Outstanding
Quantity of Options	145,121
Weighted Average Remaining Contractual Life (yrs)	1 year 10 months 6 days
Weighted Average Exercise Price	3.45
Options Exercisable
Quantity of Options	108,019
Weighted Average Exercise Price	3.41
$4.01 to $5.00 [Member]
Exercise Price
Exercise Price, Low	4.01
Exercise Price, High	5.00
Options Outstanding
Quantity of Options	256,853
Weighted Average Remaining Contractual Life (yrs)	7 months 2 days
Weighted Average Exercise Price	4.46
Options Exercisable
Quantity of Options	256,853
Weighted Average Exercise Price	4.46
$5.01 to $6.00 [Member]
Exercise Price
Exercise Price, Low	5.01
Exercise Price, High	6.00
Options Outstanding
Quantity of Options	46,117
Weighted Average Remaining Contractual Life (yrs)	1 year 8 months 19 days
Weighted Average Exercise Price	5.69
Options Exercisable
Quantity of Options	35,694
Weighted Average Exercise Price	5.72
$6.01 to $7.00 [Member]
Exercise Price
Exercise Price, Low	6.01
Exercise Price, High	7.00
Options Outstanding
Quantity of Options	777,415
Weighted Average Remaining Contractual Life (yrs)	2 years 9 months 7 days
Weighted Average Exercise Price	6.48
Options Exercisable
Quantity of Options	423,098
Weighted Average Exercise Price	6.40
$7.01 to $8.00 [Member]
Exercise Price
Exercise Price, Low	7.01
Exercise Price, High	8.00
Options Outstanding
Quantity of Options	26,932
Weighted Average Remaining Contractual Life (yrs)	2 years 9 months
Weighted Average Exercise Price	7.75
Options Exercisable
Quantity of Options	15,662
Weighted Average Exercise Price	7.74
$8.01 to $10.00 [Member]
Exercise Price
Exercise Price, Low	8.01
Exercise Price, High	10.00
Options Outstanding
Quantity of Options	137,700
Weighted Average Remaining Contractual Life (yrs)	2 years 1 month 2 days
Weighted Average Exercise Price	9.34
Options Exercisable
Quantity of Options	97,737
Weighted Average Exercise Price	9.35
$10.01 to $13.74 [Member]
Exercise Price
Exercise Price, Low	10.01
Exercise Price, High	13.74
Options Outstanding
Quantity of Options	126,065
Weighted Average Remaining Contractual Life (yrs)	1 year 9 months 22 days
Weighted Average Exercise Price	12.37
Options Exercisable
Quantity of Options	98,193
Weighted Average Exercise Price	12.31